Financial Instruments - Summary of An Explanation of Each Level (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities
Financial liabilities, at fair value	$ 3,472
Derivative financial instruments [Member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Liabilities
Financial liabilities, at fair value	133
Accounts payable from acquisition of subsidiary (earn-out) | Financial liabilities at fair value through profit or loss, category [member]
Liabilities
Financial liabilities, at fair value	4,953	$ 542
Accounts payable from acquisition of subsidiary (earn-out) | Financial liabilities at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Liabilities
Financial liabilities, at fair value	4,953	542
Short-term investments | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Assets
Financial assets, at fair value	$ 177,191
Marketable Securities | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Assets
Financial assets, at fair value		16,969
Derivative financial instruments [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Assets
Financial assets, at fair value		$ 174